GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying amount goodwill	$ 22,376,025
Amortization of Intangible Assets	$ 38,157	$ 96,728